UAM Fund Services, Inc.
211 Congress Street, 4th Floor
Boston, Ma 02110

VIA EDGAR

August 3, 2000

ATT:  Office of Filings, Information and Consumer Services
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	UAM Funds Trust (the "Fund")
	File Nos. (33-79858/811-8544)

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Fund I hereby certify that the prospectus and statement of additional information dated July 31, 2000, of FPA Crescent Portfolio, a series of the Fund, that would have been filed under Rule 497(c), do not differ from the forms of the prospectus and statement of additional information contained in the most recent post-effective amendment to the Fund's Registration Statement on Form N-1A. The most recent post-effective amendment to the Fund's Registration Statement was Post Effective Amendment No. 43 filed electronically with the Securities and Exchange Commission on July 31, 2000.

If you have any questions or comments regarding this filing, please call me 617-542-5440.

Sincerely,
/s/Martin J. Wolin
Martin J. Wolin